Leases - Additional Information (Detail) (Land, Buildings, And Equipment, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Land, Buildings, And Equipment
Leases Disclosure [Line Items]
Operating leases, rental expenses	¥ 223,811	¥ 204,999	¥ 204,011